Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
LEASES

Note 7 — LEASES

As discussed in Note 8 – Related Party Transactions, the Company had a property lease with a related party which terminated on March 14, 2024. Lease expenses under this lease were $0 and $6,000 for the three months ended March 31, 2025 and 2024, respectively, and were included in general and administrative costs in the condensed consolidated statements of operations.

Lease expense for the company’s operating lease was $9,593 and $3,198, respectively for the three months ended March 31, 2025 and 2024. As of March 31, 2025, the Company’s operating lease was $3,175 per month with a remaining term of 48 months and a discount rate of 4.69%. Lease expense is included in general and administrative costs on the accompanying condensed consolidated statements of operations. This lease includes a renewal option at the election of the Company to renew or extend the lease. This optional period has not been considered in the determination of the ROU assets or lease liability associated with this lease as the Company did not consider it reasonably certain it would exercise the option.

At March 31, 2025, approximate future minimum rental payments required under the lease agreement is as follows:

Operating Lease
Remainder of 2025	$28,575
2026	39,370
2027	40,945
2028	42,583
2029	10,715
Total undiscounted lease payments	162,188
Less: effects of discounting	(14,330)
Operating Lease Liability	$147,858

Classified as:
Operating lease liability, current	$32,124
Operating lease liability, non-current	$115,734

Note 8 — LEASES

As discussed in Note 9 — Related Party Transactions, the Company had a property lease with a related party which terminated on March 14, 2024. Lease expenses under this lease for the year ended December 31, 2024 and 2023 were $6,000 and $18,000, respectively.

Lease expense for the company’s operating lease was $31,977, for the year ended December 31, 2024. Total cash paid for the Company’s operating lease was $2,475 per month with a remaining term of 51 months and a discount rate of 4.69%. Lease expense is included in general and administrative costs on the accompanying consolidated statements of operations. This lease includes a renewal option at the election of the Company to renew or extend the lease. This optional period has not been considered in the determination of the ROU assets or lease liability associated with this lease as the Company did not consider it reasonably certain it would exercise the option.

At December 31, 2024, future minimum rental payments required under the lease agreement is as follows:

Operating Lease
2025	$36,700
2026	39,370
2027	40,945
2028	42,583
Thereafter	10,715
Total undiscounted lease payments	170,313
Less: effects of discounting	(16,084)
Operating Lease Liability	$154,229

Classified as:
Operating lease liability, current	$30,227
Operating lease liability, non-current	$124,002